Principal Accounting Policies - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 55,000
Short-Term Financial Products and Structured Deposits Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		$ 71,464
Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	4,583	2,787
Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		61,400
Level 1 | Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	4,583	2,787
Level 2 | Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 55,000
Level 2 | Short-Term Financial Products and Structured Deposits Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		71,464
Level 2 | Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		$ 61,400